Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

December 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Invesco All Cap Market Neutral Fund, Invesco Emerging Markets Equity Fund. Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro Allocation Strategy Fund, Invesco MLP Fund and Invesco Multi-Asset Income Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on December 13, 2016 (Accession Number: 0001193125-16-792024).

Please contact the undersigned at (713) 214-7888, if you have any questions regarding this filing.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel